Financial instruments and risk management	9 Months Ended
Sep. 30, 2025
Financial Instruments and Risk Management [Abstract]
Disclosure of financial instruments [text block]
4 FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
4.1 Financial risks management
4.1.1 Overview
In the nine-month period ended September 30, 2025, there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2024 (Note 4).
The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedging policy.
4.1.2 Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	09/30/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	15,838,866	9,018,818
Trade accounts receivable	7	6,129,481	9,132,860
Other assets (1)		637,949	628,275
		22,606,296	18,779,953
Fair value through other comprehensive income
Investments	14.1	962,341	1,138,066
		962,341	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	8,116,404	3,887,100
Marketable securities	6	8,051,784	13,363,511
		16,168,188	17,250,611
		39,736,825	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,428,821	6,033,285
Loans, financing and debentures	18.1	92,962,205	101,435,531
Lease liabilities	19.2	6,845,742	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	96,801	120,490
Dividends and interests on own capital payable		1,992	2,200,917
Other liabilities (1)		90,670	143,330
		105,426,231	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.6	7,623,291	10,454,820
		7,623,291	10,454,820
		113,049,522	127,361,288
		73,312,697	90,192,658
(1)Includes only items classified as financial instruments.
4.1.3 Fair value of loans and financing
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	09/30/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	42,756,587	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	19,409,883	22,740,891
Assets Financing	SOFR	300,405	422,115
IFC - International Finance Corporation	SOFR	5,437,090	6,261,715
ECA - Export Credit Agency	SOFR	1,975,509	864,202
Panda Bonds - CNY	Fixed	908,265	951,125
In local currency
BNDES – TJLP	DI 1	113,687	171,109
BNDES – TLP	DI 1	3,841,771	3,275,012
BNDES – TR	DI 1	45,234	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	582,277	645,139
BNDES – UMBNDES	DI 2	249,135	106,966
Assets Financing	DI 1	53,062	60,566
Debentures	DI 1/IPCA	11,072,428	12,002,992
NCE (“Export Credit Notes”)	DI 1	106,315	108,308
NCR (“Rural Credit Notes”)	DI 1	5,294,223	2,424,457
CPR ("Rural Product Note")	DI 1	1,404,472
ECO INVEST – Agroindustrial Credit	DI 1	346,764
		93,897,107	98,802,972
The book values of loans and financing are disclosed in Note 18.1.
Management considers that, for its other financial assets and liabilities measured at amortized cost, their book values approximate their fair values, and therefore the fair value information is not being presented.
4.2 Liquidity risk management
The Company’s purpose is to maintain a strong cash and marketable securities position to meet its financial and operating commitments. The amount held in cash is intended to cover the expected outflows in the normal course of its operations, while the cash surplus is generally invested in highly liquid financial investments according to the Cash Management Policy.
The cash position is monitored by the Company’s Management, by means of management reports and participation in performance meetings with determined frequencies. During the nine-month period ended September 30, 2025, the variations in cash and marketable securities were as expected, and the cash generated from operations was mostly used for investments and debt service.
All derivative financial instruments were traded over the counter and do not require deposit guarantee margins.
The remaining contractual maturities of financial liabilities are presented as of the balance sheet date. The amounts as set forth below consist of undiscounted cash flow, and include interest payments and exchange rate variations, and therefore may not reconcile with the amounts disclosed in the balance sheet.

						09/30/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,428,821	5,428,821	5,428,821
Loans, financing and debentures	92,962,205	134,723,594	7,630,901	15,055,057	44,536,979	67,500,657
Lease liabilities	6,845,742	12,839,183	2,327,478	1,201,940	3,104,433	6,205,332
Liabilities for asset acquisitions and subsidiaries	96,801	112,326	19,239	18,359	74,728
Derivative financial instruments	7,623,291	12,250,436	1,086,093	809,876	2,883,123	7,471,344
Dividends and interests on own capital payable	1,992	1,992	1,992
Other liabilities	90,670	90,670	45,995	44,675
	113,049,522	165,447,022	16,540,519	17,129,907	50,599,263	81,177,333

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147
4.3 Credit risk management
In the nine-month period ended September 30, 2025, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2024 (Note 4).
4.4 Market risk management
In the nine-month period ended September 30, 2025, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2024 (Note 4).
4.4.1 Exchange rate risk management
As disclosed in the financial statements for the year ended December 31, 2024 (Note 4), the Company enters into US$ selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over a 24-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term.
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	09/30/2025	12/31/2024
Assets
Cash and cash equivalents	14,607,009	6,496,039
Marketable securities	807,263	70,255
Trade accounts receivable	4,497,967	7,090,160
Derivative financial instruments	4,987,686	3,887,100
	24,899,925	17,543,554
Liabilities
Trade accounts payable	(1,067,725)	(1,350,763)
Loans and financing	(69,042,086)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(68,670)	(93,308)
Derivative financial instruments	(3,857,874)	(10,448,379)
	(74,036,355)	(94,897,365)
	(49,136,430)	(77,353,811)
4.4.1.1 Sensitivity analysis – foreign exchange rate exposure – except for derivative financial instruments
For market risk analysis, the Company uses scenarios to evaluate both its asset and liability positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the conversion into Brazilian Reais on the balance sheet date (R$ to US$ = R$5.3186).
This analysis assumes that all other variables, particularly interest rates, remain constant. The other scenarios considered the variation of the Brazilian Real against the US$ at the rates of 25% and 50% before taxes.
The following table set forth the potential impacts at their absolute amounts:

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	14,607,009	3,651,752	7,303,505
Marketable securities	807,263	201,816	403,632
Trade accounts receivable	4,497,967	1,124,492	2,248,984
Trade accounts payable	(1,067,725)	(266,931)	(533,863)
Loans and financing	(69,042,086)	(17,260,522)	(34,521,043)
Liabilities for asset acquisitions and subsidiaries	(68,670)	(17,168)	(34,335)
4.4.1.2 Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments
The Company has sales operations in US$ in the futures markets, including strategies using options, to ensure attractive levels of operating margins for a portion of its revenue. These operations are limited to a percentage of the total exposure to US$ over a 24-month horizon, and are therefore pegged to the availability of ready-to-sell foreign exchange in the short term.
In addition to the transaction described above, the Company also taken out derivative instruments linked to the US$ and subject to exchange fluctuations, seeking to adjust the debt's currency indexation to the cash generation currency, as provided for in its financial policies.
For the calculation of the mark-to-market (“MtM”) price, the exchange rate of the last business day of the period is used. These market movements caused a positive impact on the mark-to-market position entered into by the Company.
This analysis below assumes that all other variables, particularly the interest rates, remain constant. The other scenarios considered the variation of the Brazilian Real against the US$ by 25% and 50%, before taxes, based on the base scenario on September 30, 2025.
The following table set out the possible impacts assuming these scenarios:

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	1,075,688	(5,104,632)	(12,077,754)
Derivative swaps	(710,040)	(3,218,272)	(6,517,850)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	28,442	(116,280)	(232,553)
Embedded derivatives	99,383	(174,998)	(349,995)
Commodity Derivatives	(352)	(187)	(296)

Dollar/CNY
Derivative financial instruments
NDF parity derivatives	(7)	(2)	(4)
4.4.2 Interest rate risk management
Fluctuations in interest rates could increase or reduce the costs of new loans and existing contracted operations.
The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow due to fluctuations in interest rates in Brazil or abroad.
4.4.2.1 Sensitivity analysis – exposure to interest rates – except for derivative financial instruments
For its market risk analysis, the Company uses scenarios to evaluate the sensitivity of changes in operations impacted by the following rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Long Term Rate ("TLP"), Special System for Settlement and Custody (“SELIC”) and SOFR, which could impact the results. The probable scenario represents the amounts already booked, as they reflect Management’s best estimates.
This analysis assumes that all other variables, particularly exchange rates, will remain constant. The other scenarios considered a variation of 25% and 50% in market interest rates.
The following table set forth the possible impacts assuming these scenarios in absolute amounts:

	09/30/2025
		Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	1,121,685	41,783	83,566
Marketable securities	5,374,880	200,214	400,428
Loans and financing	8,982,744	334,607	669,214
TJLP
Loans and financing	122,763	2,750	5,500
SOFR
Loans and financing	25,368,450	268,906	537,811
4.4.2.2 Sensitivity analysis – exposure to interest rates – derivative financial instruments
This analysis assumes that all other variables remain constant. The other scenarios considered a variation of 25% and 50% in market interest rates.
The following table sets out the possible impacts of these assumed scenarios:

	09/30/2025
		Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	1,075,688	(505,856)	(951,432)
Derivative swaps	(710,040)	(644,348)	(1,182,728)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(710,040)	(119,894)	(233,105)
4.4.2.3 Sensitivity analysis to changes in the consumer price indices of the US economy
For the measurement of the probable scenario, the United States Consumer Price Index (“US-CPI”) was considered on September 30, 2025. The probable scenario was extrapolated considering a appreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively.
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	99,383	(24,312)	(51,222)
4.4.3 Pulp and commodity price risk management
The Company is exposed to the selling price of pulp and commodity prices in the international market. The dynamics of rising and falling production capacities in the global market and macroeconomic conditions may impact the Company´s operating results.
Through a specialized team, the Company monitors hardwood pulp prices and analyses future trends, adjusting the forecasts aimed at assisting with preventive measures to calculate the different scenarios. There is no sufficiently liquid financial market to mitigate the risk of a material portion of the Company’s operations. Hardwood pulp price protection instruments available on the market have low liquidity and low volume, and high levels of distortion in price formation.
The Company is also exposed to international oil prices, reflected in logistical costs for selling in the export market, and indirectly in the costs of other supply, logistics and service contracts. In such cases, the Company evaluates whether to contract derivative financial instruments to mitigate the risk of price variations in its results.
4.5 Derivative financial instruments
The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.
Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2024 (Note 4).
4.5.1 Outstanding derivatives by contract type, including embedded derivatives
The positions of outstanding derivatives are set forth below:

	Notional value, net in U.S.$		Fair value in R$
	09/30/2025	12/31/2024	09/30/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	5,962,800	6,852,200	1,075,688	(4,328,970)
NDF (R$ x US$)	90,000	581,000	28,442	(331,876)
NDF (CNY x US$)	1,500		(7)

Debt hedges
Swap SOFR x Fixed (US$)	2,015,371	1,973,705	132,462	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	10,137,136	8,128,395	(788,468)	(825,899)
Swap CNY x Fixed (US$)	165,815	165,815	(2,687)	(6,440)
Swap CDI x Fixed (US$)	1,607,213	909,612	(25,130)	(776,261)
Pre-fixed Swap to CDI (notional in Brazilian Reais)	2,400,000		26,605
Swap CDI x SOFR (US$)	660,171	610,171	(52,823)	(590,764)
Swap SOFR x SOFR (US$)		150,961		(37,850)

Commodity Hedge
Swap US$ e US-CPI (1)	153,273	138,439	99,383	(80,759)
Zero Cost Collar (Brent)	252,089	163,941	1,285	6,097
Swap VLSFO/Brent	5,888	39,706	(1,637)	10,873
			493,113	(6,567,720)

Current assets			1,363,240	1,006,427
Non-current assets			6,753,164	2,880,673
Current liabilities			(1,188,743)	(2,760,273)
Non-current liabilities			(6,434,548)	(7,694,547)
			493,113	(6,567,720)
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.
The variation in the fair values of derivatives on September 30, 2025 compared to the fair values measured on December 31, 2024 are explained substantially by the appreciation of the Brazilian Real against the US$ and by settlements during the period. There were also impacts caused by the variations in the Pre Fixed, Foreign Exchange Coupon and SOFR curves in the operations.
It is important to highlight that the outstanding agreements on September 30, 2025 are over-the-counter market operations, without any type of collateral margin or forced early settlement clause due to variations from market marking.
4.5.2 Fair Value Maturity Schedule (net amounts)

	09/30/2025	12/31/2024
2025	176,214	(1,753,846)
2026	448,898	(1,699,768)
2027	741,124	(36,905)
2028 onwards	(873,123)	(3,077,201)
	493,113	(6,567,720)
4.5.3 Outstanding assets and liabilities derivatives positions
The outstanding derivatives positions are set forth below:

		Notional value		Fair value in R$
	Currency	09/30/2025	12/31/2024	09/30/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	R$	8,579,548	4,748,394	2,213,625	1,482,759
Swap SOFR to Fixed	US$	2,015,371	1,973,705	291,321	424,824
Swap IPCA to CDI	R$	10,657,886	8,382,699	1,382,291	927,586
Pre-fixed Swap to CDI	R$	2,400,000		1,518,808
Swap CDI to SOFR	R$	3,399,600	3,117,625	981,679	754,173
Swap CNY to Fixed	CNY	1,200,000	1,200,000	28,453
Swap SOFR to SOFR	US$		150,961		4,949
				6,416,177	3,594,291
Liabilities
Swap CDI to Fixed	US$	1,607,213	909,612	(2,238,755)	(2,259,020)
Swap SOFR to Fixed	US$	2,015,371	1,973,705	(158,858)	(30,695)
Swap IPCA to CDI	R$	10,137,136	8,128,395	(2,170,759)	(1,753,485)
Pre-fixed Swap to CDI	R$	2,400,000		(1,492,203)
Swap CDI to SOFR	US$	660,171	610,171	(1,034,502)	(1,344,937)
Swap CNY to Fixed	US$	165,815	165,815	(31,140)	(6,440)
Swap SOFR to SOFR	US$		150,961		(42,799)
				(7,126,217)	(5,437,376)
				(710,040)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	5,962,800	6,852,200	1,075,688	(4,328,970)
NDF (R$ x US$)	US$	90,000	581,000	28,442	(331,876)
NDF (CNY x US$)	US$	1,500		(7)
				1,104,123	(4,660,846)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	153,273	138,439	99,383	(80,759)
Zero Cost Collar (Brent)	US$	252,089	163,941	1,285	6,097
Swap VLSFO/Brent	US$	5,888	39,706	(1,638)	10,873
				99,030	(63,789)
				493,113	(6,567,720)
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.
4.5.4 Fair value settled amounts
The settled derivatives positions are set forth below:

	09/30/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	6,513	645,759
NDF (R$ x US$)	(15,388)	(68,695)
NDF (€ x US$)	(26)	73,781
	(8,901)	650,845

Commodity Hedge	6,303	89,327
Swap VLSFO/other	6,303	89,327

Debt hedges
Swap CDI to Fixed (US$)	265,568	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(200,007)	(59,243)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504	2,199
Swap CDI to SOFR (US$)	120,515	19,074
Swap SOFR to Fixed (US$)	185,807	603,737
	373,387	(1,290,753)
	370,789	(550,581)
4.6 Fair value hierarchy
Financial instruments are measured at fair value, which considers the fair value as the price that would be received from selling an asset or paid to transfer a liability in an unforced transaction between market participants at the measurement date.
For the nine-month period ended September 30, 2025, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3.

				09/30/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		8,116,404		8,116,404
Marketable securities	1,255,594	6,796,190		8,051,784
	1,255,594	14,912,594		16,168,188
At fair value through other comprehensive income
Other investments (note 14.1)	928,747		33,594	962,341
	928,747		33,594	962,341

Biological assets			24,445,461	24,445,461
			24,445,461	24,445,461
Total assets	2,184,341	14,912,594	24,479,055	41,575,990

Liabilities
At fair value through profit or loss
Derivative financial instruments		7,623,291		7,623,291
		7,623,291		7,623,291
		7,623,291		7,623,291

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820
4.7 Cybersecurity
Suzano has a Public Information Security Policy, which aims to establish guidelines regarding cyber security management and controls at Suzano, seeking to mitigate vulnerabilities, preserve and protect assets, mainly information and personal data, in accordance with current laws, regulations and contractual obligations, covering the confidentiality, integrity, availability, authenticity and legality of information. The Policy establishes responsibilities to avoid damages, which may represent financial impacts, image and reputation, exposure of information, interruption of operations, among other damages due to cyber-attacks.
For the nine-month period ended September 30, 2025, no material incidents associated with cybersecurity were identified that could affect the confidentiality, integrity and/or availability of the systems used by the Company.
4.8 Climate change
In the annual financial statements for the year ended December 31, 2024, the risks and opportunities information linked to climate change and the sustainability strategy were disclosed, which did not change significant during the nine-month period ended September 30, 2025.

4.9 Capital management
The main objective is to strengthen the Company’s capital structure, aiming to maintain an appropriate level of financial leverage while mitigating risks that could affect the availability of capital for business development.
The Company continuously monitors significant indicators, such as consolidated financial leverage, which is the ratio of total net debt to adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).